Profit attributable to non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
(Loss)/profit attributable to non-controlling interests	£ (65)	£ 260
Gain on Alawwal Bank merger		274
RBS Sempra Commodities LLP
(Loss)/profit attributable to non-controlling interests	(52)
RFS Holdings B.V. Consortium Members
(Loss)/profit attributable to non-controlling interests		258
Other
(Loss)/profit attributable to non-controlling interests	£ (13)	£ 2